Advances to joint ventures (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Advances to joint ventures
Long-term advances to joint ventures	$ 3,831	$ 3,536
Advances/shareholder loans to joint ventures	$ 3,831	$ 3,536